Financial instruments related to commodity contracts - Markets related risks (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 30	$ 27	$ 64
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | Maximum
Market related risk
Value at risk	80	51	83
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | Minimum
Market related risk
Value at risk	9	6	10
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | Average
Market related risk
Value at risk	$ 28	$ 21	$ 20
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 12	$ 19	$ 21
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Maximum
Market related risk
Value at risk	36	30	28
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Minimum
Market related risk
Value at risk	9	6	9
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 18	$ 15	$ 17